UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

3 Bethesda Metro Center
Suite 700
Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Noah Hamman
3 Bethesda Metro Center
Suite 700
Bethesda, MD 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 684-6383

Date of fiscal year end:        June 30, 2011

Date of reporting period:    March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

ADVISORSHARES TRUST DENT TACTICAL ETF

Schedule of Investments (Unaudited)
March 31, 2011

Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.1%
Equity Fund–98.1%
iShares Dow Jones US Oil Equipment & Services Index Fund	34,658	$2,350,506
iShares Dow Jones US Industrial Sector Index Fund	26,847	1,907,748
iShares Russell Midcap Value Index Fund	41,937	2,019,686
iShares S&P North American Natural Resources Sector Index Fund	45,029	2,109,609
Rydex S&P Equal Weight ETF	39,918	2,013,464
SPDR S&P Metals & Mining ETF	29,248	2,172,541
Vanguard Energy ETF	17,461	2,038,222
Vanguard Mid-Cap Index ETF	25,427	2,048,145
Vanguard Small Cap ETF	23,856	1,884,385
Vanguard Small-Capital Growth ETF	20,717	1,787,877
Total Exchanged Traded Funds (Cost $18,826,916)		20,332,183

MONEY MARKET FUND–2.6%
Goldman Sachs Money Market (Cost $543,235)	543,235	543,235
Total Investments–100.7% (Cost $19,370,151)		20,875,418
Liabilities in Excess of Other Assets–(0.7%)		(157,798)
Net Assets–100.0%		$20,717,620

ETF Exchange Traded Fund

ADVISORSHARES TRUST MARS HILL GLOBAL RELATIVE VALUE ETF

Schedule of Investments (Unaudited)
March 31, 2011

Investments	Shares	Value
EXCHANGE TRADED FUNDS–103.2%
Equity Fund–103.2%
Consumer Staples Select Sector SPDR Fund	30,911	$925,475
Energy Select Sector SPDR Fund	12,247	977,433
Global X FTSE Norway 30 ETF	44,262	746,700
Guggenheim Canadian Energy Income ETF	36,437	833,314
Industrial Select Sector SPDR Fund	34,642	1,305,311
iShares MSCI All Peru Capped Index Fund	9,876	450,839
iShares MSCI Canada Index Fund	70,479	2,370,914
iShares MSCI United Kingdom Index Fund	165,133	2,959,183
JPMorgan Alerian MLP Index ETN	24,282	921,988
Market Vectors Coal ETF	9,216	467,435
Market Vectors Russia ETF	44,077	1,834,485
Market Vectors Agribusiness ETF	16,617	931,217
Materials Select Sector SPDR Fund	15,185	607,856
Semiconductor HOLDRs Trust	13,350	462,043
SPDR S&P Oil & Gas Equipment & Services ETF	14,977	658,539
Technology Select Sector SPDR Fund	65,658	1,711,704
Utilities Select Sector SPDR Fund	11,769	375,431
Total Equity Fund		18,539,867
Total Exchange Traded Funds (Cost $17,836,524)		18,539,867
Total Investments Before Securities Sold, Not Yet Purchased (Cost $17,836,524)		18,539,867

Securities Sold, Not Yet Purchased–(80.0%)
Equity Fund–(80.0%)
iPath MSCI India Index ETN*	22,493	(1,631,192)
iShares FTSE/Xinhua China 25 Index Fund	17,717	(796,556)
iShares MSCI Australia Index Fund	71,590	(1,905,726)
iShares MSCI Belgium Investable Market Index Fund	19,684	(277,741)
iShares MSCI Brazil Index Fund	24,158	(1,871,762)
iShares MSCI Chile Investable Market Index Fund	5,222	(375,148)
iShares MSCI France Index Fund	30,848	(830,737)

Investments	Shares	Value
Equity Fund–-80.0% (continued)
iShares MSCI Germany Index Fund	19,735	$(512,123)
iShares MSCI Hong Kong Index Fund	24,484	(463,482)
iShares MSCI Mexico Investable Market Index Fund	4,480	(281,568)
iShares MSCI Netherlands Investable Market Index Fund	16,071	(370,437)
iShares MSCI Singapore Index Fund	81,389	(1,112,588)
iShares MSCI South Africa Index Fund	10,213	(744,834)
iShares MSCI South Korea Index Fund	14,476	(931,531)
iShares MSCI Switzerland Index Fund	51,169	(1,294,064)
iShares MSCI Taiwan Index Fund	53,246	(791,768)
iShares MSCI Turkey Investable Market Index Fund	2,900	(185,136)
Total Equity Fund		(14,376,393)
Total Securities Sold, Not Yet Purchased (Proceeds Received $13,585,660)		(14,376,393)

Total Investments Net of Securities Sold, Not Yet Purchased 23.2% (Cost $4,250,864)		4,163,474
Other Assets in Excess of Liabilities–76.8%		13,800,191
Net Assets–100.0%		$17,963,665

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
*	Non-Income Producing Security

ADVISORSHARES TRUST Mars Hill Global Relative Value ETF
Swap Contracts
March 31, 2011 (Unaudited)

Reference Entity	Counterparty	Number of Contracts	Termination Date	Notional Amounts	Market Value	Unrealized Loss

iShares MSCI European Financials Sector Index Fund	Morgan Stanly	92,483	7/12/12	$2,026,589	$2,143,756	$(117,167)
iShares MSCI Italy Index Fund	Morgan Stanly	54,382	7/12/12	883,367	1,010,418	(127,051)
iShares MSCI Spain Index Fund	Morgan Stanly	23,767	7/12/12	870,263	1,008,196	(137,933)

ADVISORSHARES TRUST WCM/BNYMELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (Unaudited)
March 31, 2011

Investments	Shares	Value
COMMON STOCKS–93.7%
Beverages–4.0%
Companhia de Bebidas das Americas (a)	6,095	$172,549
Coca-Cola Femsa SAB de CV (a)	2,108	162,295
Total Beverages		334,844
Biotechnology–4.1%
Novozymes A/S (a)	2,260	348,718
Chemicals–5.0%
Potash Corp. of Saskatchewan, Inc.	7,119	419,523
Commercial Services–4.6%
Sgs SA (a)	21,440	384,205
Computers–3.9%
Infosys Technologies Ltd. (a)	4,537	325,303
Cosmetics/Personal Care–4.6%
L'Oreal SA (a)	16,409	383,150
Distribution/Wholesale–5.0%
LI & Fung Ltd. (a)	81,279	422,651
Diversified Financial Services–3.3%
Lazard Ltd., Class A	6,603	274,553
Engineering & Construction–4.0%
ABB Ltd. * (a)	13,883	335,830
Food–4.5%
Nestle SA (a)	6,511	374,252
Holding Companies - Diversified–2.2%
LVMH Moet Hennessy Louis Vuitton SA (a)	5,925	187,585
Household Products/Wares–3.8%
Reckitt Benckiser Group PLC (a)	30,589	317,514
Insurance–4.2%
ACE Ltd.	5,500	355,850
Internet–6.1%
Baidu, Inc. (a)	3,697	509,484

Investments	Shares	Value
Machinery - Diversified–1.5%
Fanuc Ltd. (a)	5,100	$128,010
Media–4.0%
Naspers Ltd., Class N (a)	6,157	332,478
Oil & Gas Services–2.0%
Core Laboratories N.V.	1,644	167,967
Pharmaceuticals–11.0%
Novartis AG (a)	4,767	259,086
NOVO Nordisk A/S (a)	3,548	444,316
Teva Pharmaceutical Industries Ltd. (a)	4,408	221,149
Total Pharmaceuticals		924,551
Retail–7.5%
CIE Financiere Richemont SA (a)	38,943	224,312
Wal-Mart de Mexico SAB de CV (a)	13,598	406,580
Total Retail		630,892
Semiconductors–4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	27,914	339,993
Transportation–4.4%
Canadian National Railway Co.	4,964	373,640
Total Common Stocks
(Cost $7,087,221)		7,870,993

MONEY MARKET FUND–7.0%
Invesco Government & Agency
(Cost $584,105)	584,105	584,105
Total Investments–100.7% (Cost $7,671,326)		8,455,098
Liabilities in Excess of Other Assets–(0.7%)		(55,365)
Net Assets–100.0%		$8,399,733

(a)	American Depositary Receipt

*	Non – Income Producing Security

ADVISORSHARES TRUST CAMBRIA GLOBAL TACTICAL ETF

Schedule of Investments (Unaudited)
March 31, 2011

Investments	Shares	Value
EXCHANGE TRADED FUNDS–90.7%
Commodity Fund–17.5%
PowerShares DB Agriculture Fund*	66,000	$2,259,840
PowerShares DB Base Metals Fund*	91,905	2,244,320
PowerShares DB Commodity Index Tracking Fund*	192,990	5,888,125
PowerShares DB Energy Fund*	143,129	4,501,407
PowerShares DB Precious Metals Fund*	89,989	4,902,600
United States Commodity Index Fund*	79,143	5,585,913
Total Commodity Fund		25,382,205
Currencies–7.2%
CurrencyShares Australian Dollar Trust	16,072	1,668,434
CurrencyShares Canadian Dollar Trust	15,907	1,631,899
CurrencyShares Japanese Yen Trust*	12,340	1,465,252
CurrencyShares Swiss Franc Trust*	15,164	1,635,817
WisdomTree Dreyfus Brazilian Real Fund	60,149	1,659,481
WisdomTree Dreyfus China Yuan Fund	30,262	767,444
WisdomTree Dreyfus Emerging Currency Fund	71,890	1,644,843
Total Currencies		10,473,170
Debt Fund–14.7%
iShares Barclays 1-3 Year Treasury Bond Fund	23,486	1,966,953
iShares Barclays Aggregate Bond Fund	25,449	2,675,453
iShares Barclays MBS Bond Fund	13,161	1,387,433
iShares Barclays TIPS Bond Fund	51,323	5,602,419
iShares iBoxx $ High Yield Corporate Bond Fund	15,490	1,424,460
iShares iBoxx $ Investment Grade Corporate Bond Fund	13,444	1,454,641
SPDR Barclays Capital 1-3 Month T-Bill ETF *	43,054	1,974,026
SPDR Barclays Capital International Treasury Bond ETF	49,386	2,954,764
Vanguard Short-Term Bond ETF	24,477	1,962,076
Total Debt Fund		21,402,225
Equity Fund–51.3%
Consumer Discretionary Select Sector SPDR Fund	18,636	726,990
Consumer Staples Select Sector SPDR Fund	49,543	1,483,317
Energy Select Sector SPDR Fund	20,271	1,617,829

Investments	Shares	Value
Equity Fund–51.3% (continued)
Financial Select Sector SPDR Fund	44,914	$737,039
Health Care Select Sector SPDR Fund	45,035	1,492,010
Industrial Select Sector SPDR Fund	38,630	1,455,578
iShares Dow Jones US Real Estate Index Fund	118,692	7,050,305
iShares FTSE/Xinhua China 25 Index Fund	15,566	699,847
iShares MSCI Australia Index Fund	27,806	740,196
iShares MSCI Austria Investable Market Index Fund	30,902	723,107
iShares MSCI Belgium Investable Market Index Fund	60,575	854,713
iShares MSCI Brazil Index Fund	9,618	745,203
iShares MSCI Canada Index Fund	26,452	889,845
iShares MSCI Chile Investable Market Index Fund	10,053	722,208
iShares MSCI EAFE Small Cap Index Fund	17,790	771,019
iShares MSCI France Index Fund	31,147	838,789
iShares MSCI Germany Index Fund	14,891	386,421
iShares MSCI Hong Kong Index Fund	19,354	366,371
iShares MSCI Italy Index Fund	44,761	831,659
iShares MSCI Japan Index Fund	39,984	412,235
iShares MSCI Malaysia Index Fund	28,650	423,161
iShares MSCI Mexico Investable Market Index Fund	11,703	735,534
iShares MSCI Netherlands Investable Market Index Fund	37,586	866,357
iShares MSCI Singapore Index Fund	27,149	371,127
iShares MSCI South Africa Index Fund	9,823	716,391
iShares MSCI South Korea Index Fund	11,554	743,500
iShares MSCI Spain Index Fund	19,705	835,886
iShares MSCI Sweden Index Fund	22,361	733,217
iShares MSCI Switzerland Index Fund	28,435	719,121
iShares MSCI Taiwan Index Fund	23,891	355,259
iShares MSCI Thailand Investable Market Index Fund	10,689	714,132
iShares MSCI Turkey Investable Market Index Fund	5,729	365,739
iShares MSCI United Kingdom Index Fund	21,015	376,589
iShares Russell Microcap Index Fund	55,301	2,939,801
Market Vectors Indonesia Index ETF	25,491	763,201
Market Vectors Russia ETF	20,664	860,036
Materials Select Sector SPDR Fund	36,671	1,467,940
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	18,552	763,971
PowerShares FTSE RAFI Emerging Markets Portfolio	54,536	1,433,751
PowerShares FTSE RAFI US 1000 Portfolio	25,017	1,479,756
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	21,996	1,522,783

Investments	Shares	Value
Equity Fund–51.3% (continued)
PowerShares QQQ	13,074	$750,840
SPDR Dow Jones International Real Estate ETF	96,304	3,758,745
SPDR Dow Jones REIT ETF	109,034	7,043,596
SPDR S&P Emerging Markets Small Cap ETF	12,121	652,837
Technology Select Sector SPDR Fund	28,637	746,567
Utilities Select Sector SPDR Fund	22,890	730,191
Vanguard MSCI Emerging Markets ETF	30,141	1,474,498
Vanguard FTSE All-World ex-US ETF	15,442	761,599
Vanguard Mid-Cap ETF	37,932	3,055,423
Vanguard REIT ETF	120,252	7,033,540
Vanguard Small-Cap ETF	18,593	1,468,661
Vanguard Total Stock Market ETF	63,457	4,360,131
Total Equity Fund		74,568,561
Total Exchange Traded Funds (Cost $127,341,129)		131,826,161

MONEY MARKET FUND–15.2%
Invesco Government & Agency (Cost $22,117,969)	22,117,969	22,117,969
Total Investments–105.9% (Cost $149,459,098)		153,944,130
Liabilities in Excess of Other Assets–(5.9%)		(8,657,841)
Net Assets–100.0%		$145,286,289

ETF	Exchange Traded Fund

*	Non – Income Producing Security

ADVISORSHARES TRUST PERITUS HIGH YIELD ETF

Schedule of Investments (Unaudited)
March 31, 2011

Investments	Principal Amount	Value
CORPORATE BONDS–81.2%
Advertising–7.1%
Affinion Group, Inc., 7.88%, 12/15/18	830,000	$784,350
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	945,000	884,756
Total Advertising		1,669,106
Apparel–3.6%
Unifi, Inc., 11.50%, 05/15/14	810,000	845,437
Auto Parts & Equipment–3.2%
Stanadyne Corp., Series 1, 10.00%, 08/15/14	725,000	746,750
Beverages–2.4%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16	585,000	552,825
Chemicals–0.9%
Phibro Animal Health Corp., 9.25%, 07/01/18	195,000	209,138
Commercial Services–1.9%
DynCorp International, Inc., 10.38%, 07/01/17	400,000	435,000
Computers–3.3%
Stream Global Services, Inc., 11.25%, 10/01/14	708,000	761,100
Distribution / Wholesale–1.4%
SGS International, Inc., 12.00%, 12/15/13	315,000	325,631
Electronics–1.9%
Sanmina-SCI Corp., 8.13%, 03/01/16	435,000	452,400
Environmental Control–1.3%
Geo Sub Corp., 11.00%, 05/15/12	315,000	314,213
Food–8.6%
Chiquita Brands International, Inc., 8.88%, 12/01/15	705,000	729,675
Dean Foods Co., 9.75%, 12/15/18	800,000	825,000
SUPERVALU, Inc., 8.00%, 05/01/16	450,000	452,250
Total Food		2,006,925
Forest Products & Paper–2.7%
Exopack Holding Corp., 11.25%, 02/01/14	620,000	640,925
Healthcare - Products–2.1%
Rotech Healthcare, Inc., 10.50%, 03/15/18	500,000	497,500

Investments	Principal Amount	Value
Healthcare - Services–8.1%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	880,000	$873,400
Radnet Management, Inc., 10.38%, 04/01/18	1,010,000	1,026,413
Total Healthcare - Services		1,899,813
Leisure Time–4.6%
ICON Health & Fitness, 11.88%, 10/15/16	1,000,000	1,067,500
Miscellaneous Manufacturing–9.0%
Eastman Kodak Co., 9.75%, 03/01/18	650,000	641,875
Harland Clarke Holdings Corp., 9.50%, 05/15/15	825,000	819,844
J.B. Poindexter & Co., 8.75%, 03/15/14	630,000	639,450
Total Miscellaneous Manufacturing		2,101,169
Oil & Gas–5.2%
United Refining Co., 10.50%, 02/28/18	1,225,000	1,220,406
Pharmaceuticals–4.9%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	445,000	497,287
Bioscrip, Inc., 10.25%, 10/01/15	615,000	643,444
Total Pharmaceuticals		1,140,731
Telecommunications–5.8%
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19	650,000	692,250
Level 3 Financing, Inc., 9.25%, 11/01/14	187,000	192,142
Telcordia Technologies, Inc., 11.00%, 05/01/18	430,000	480,525
Total Telecommunications		1,364,917
Transportation–3.2%
PHI, Inc., 8.63%, 10/15/18	700,000	735,875
Total Corporate Bonds
(Cost $18,598,091)		18,987,361

FOREIGN BONDS–15.7%
Airlines–4.2%
Air Canada, 12.00%, 02/01/16	925,000	968,938
Oil & Gas–8.1%
Connacher Oil and Gas Ltd., 10.25%, 12/15/15	1,005,000	1,070,325
Gibson Energy UlC/Gep Midstream Finance Corp., 10.00%, 01/15/18	780,000	819,000
Total Oil & Gas		1,889,325
Pharmaceuticals–1.7%
Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16	375,000	398,437
Transportation–1.7%
Navios Maritime Holdings, Inc., 8.13%, 02/15/19	400,000	405,000

Investments	Shares	Value
Transportation–1.7% (continued)
Total Foreign Bonds
(Cost $3,596,811)		$3,661,700

MONEY MARKET FUND–0.2%
BlackRock Liquidity TempFund
(Cost $48,002)	48,002	48,002

Total Investments–97.1% (Cost $22,242,904)		22,697,063
Other Assets in Excess of Liabilities–2.9%		669,856
Net Assets–100.0%		$23,366,919

ADVISORSHARES TRUST ACTIVE BEAR ETF

Schedule of Investments
March 31, 2011 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–51.3%
Fidelity Government (Cost $21,359,020)	21,359,020	$21,359,020
Total Investments Before Securities Sold, Not Yet Purchased (Cost $21,359,020)		21,359,020

Securities Sold, Not Yet Purchased –-95.1%†
Common Stock –-95.1%
Auto Manufacturers–-4.1%†
General Motors Co.*	27,300	(847,119)
PACCAR, Inc.	16,300	(853,305)
Total Auto Manufacturers		(1,700,424)
Beverages–-2.4%†
Green Mountain Coffee Roasters, Inc.*	15,699	(1,014,312)
Commercial Services–-2.4%†
Valassis Communications, Inc.*	35,000	(1,019,901)
Computers–-8.3%†
Netapp, Inc.*	27,308	(1,315,699)
SanDisk Corp.*	46,235	(2,130,972)
Total Computers		(3,446,671)
Cosmetics / Personal Care–-2.3%†
Avon Products, Inc.	35,328	(955,269)
Electrical Components & Equipment–-1.0%†
Energizer Holdings, Inc.*	6,143	(437,136)
Electronics–-0.3%†
Jabil Circuit, Inc.	5,200	(106,236)
Entertainment–-5.0%†
Bally Technologies, Inc.*	55,074	(2,084,552)
Hand / Machine Tools–-2.1%†
Kennametal, Inc.	22,176	(864,864)
Home Furnishings–-6.5%†
Whirlpool Corp.	31,825	(2,716,582)
Insurance–-1.8%†
Assurant, Inc.	19,500	(750,945)

Investments	Shares	Value
Internet–-5.1%†
Amazon.Com, Inc.*	4,073	$(733,669)
F5 Networks, Inc.*	13,439	(1,378,438)
Total Internet		(2,112,107)
Leisure Time–-2.2%†
WMS Industries, Inc.*	25,987	(918,640)
Lodging–-4.4%†
Las Vegas Sands Corp.*	14,500	(612,190)
Marriott International, Inc. Class A	33,700	(1,199,046)
Total Lodging		(1,811,236)
Office / Business Equipment–-0.8%†
Xerox Corp.	32,000	(340,800)
Retail–-4.4%†
Abercrombie & Fitch Co., Class A	3,600	(211,320)
Aeropostale, Inc.*	35,300	(858,496)
Staples, Inc.	39,500	(767,090)
Total Retail		(1,836,906)
Semiconductors–-5.1%†
Broadcom Corp., Class A *	54,261	(2,136,798)
Software–-15.8%†
Nuance Communications, Inc.*	48,200	(942,792)
Pegasystems, Inc.	30,312	(1,150,037)
Red Hat, Inc.*	10,000	(453,900)
Salesforce.Com, Inc.*	12,644	(1,688,985)
Vmware, Inc., Class A*	28,850	(2,352,429)
Total Software		(6,588,143)
Telecommunications–-8.7%†
Juniper Networks, Inc.*	28,948	(1,218,132)
Motorola Mobility Holdings, Inc.*	21,700	(529,480)
Netgear, Inc.*	57,157	(1,854,173)
Total Telecommunications		(3,601,785)
Transportation–-0.8%†
Expeditors International of Washington, Inc.	6,986	(350,278)
Healthcare - Products–-3.5%†
Mindray Medical International Ltd. * (a)	57,100	(1,438,920)
Insurance–-3.7%†
Assured Guaranty Ltd.	103,700	(1,545,130)

Investments	Shares	Value
Internet–-4.4%†
Ctrip.Com International Ltd.* (a)	43,727	$(1,814,233)

Total Securities Sold, Not Yet Purchased (Proceeds Received $(38,980,389)		(39,591,868)
Total Investments–-43.8%† (Cost $(17,621,369)		(18,232,848)
Other Assets in Excess of Liabilities–143.8%		59,884,330
Net Assets–100.0%		$41,651,482

†	Less than 0.05%

*	Non – Income Producing Security

(a)	American Depositary Receipt

The Funds utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ assets carried at fair value:

Dent Tactical ETF
Investments in Securities	Level 1
Exchange Traded Funds	$20,332,183
Money Market Fund	543,235
Total	$20,875,418

	Mars Hill Global Relative Value ETF
Investments in Securities	Level 1	Level 2
Exchange Traded Funds	$4,163,474	$-
Other Investments*	-	(382,150)
Total	$4,163,474	$(382,150)

WCM/BNY Mellon Focused Growth ADR ETF
Investments in Securities	Level 1
Exchange Traded Funds	$7,870,993
Money Market Fund	584,105
Total	$8,455,098

Cambria Global Tactical ETF
Investments in Securities	Level 1
Exchange Traded Funds	$131,826,161
Money Market Fund	22,117,969
Total	$153,944,130

	Peritus High Yield ETF
Investments in Securities	Level 1	Level 2
Corporate Bonds	$-	$18,987,361
Foreign Bonds	-	3,661,700
Money Market Fund	48,002	-
Other Investments*	-	-
Total	$48,002	$22,649,061

Active Bear ETF
Investments in Securities	Level 1
Common Stock	$(39,591,868)
Money Market Fund	21,359,020
Total	$(18,232,848)

* Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dent Tactical ETF	$19,370,151	$1,505,267	$-	$1,505,267
Mars Hill Global Relative Value ETF	4,250,864	817,276	(904,666)	(87,390)
WCM/BNY Mellon Focused Growth ETF	7,671,326	862,902	(79,130)	783,772
Cambria Global Tactical ETF	149,459,098	4,593,703	(108,671)	4,485,032
Peritus High Yield ETF	22,233,754	506,005	(42,696)	463,309
Active Bear ETF	(17,621,369)	736,356	(1,347,836)	(611,480)

Item 2.   Controls and Procedures.

(a)
The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 25, 2011

By:	/s/ Dan Ahrens
Dan Ahrens
Treasurer

Date:	May 25, 2011